Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 GBP (£)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] USD ($)	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary [Member] USD ($)
Cash and cash equivalents (includes $2.1 million and $1.1 million from VIE as of March 31, 2013 and December 31, 2012)	$ 16,327		$ 36,571		$ 2,100	$ 1,100
Trade receivables, net of allowance for doubtful accounts of $8.7 million and $7.0 million as of March 31, 2013 and December 31, 2012 (includes $12.0 million and $12.4 million from VIE as of March 31, 2013 and December 31, 2012)	146,827		150,074		12,000	12,400
Accrued contract receivables, net of allowance for doubtful accounts of $1.4 million and $1.0 million as of March 31, 2013 and December 31, 2012 (includes $8.5 million and $8.8 million from VIE as of March 31, 2013 and December 31, 2012)	136,096		132,957		8,500	8,800
Other receivables and current assets (includes $1.4 million and $1.3 million from VIE as of March 31, 2013 and December 31, 2012)	12,720		12,353		1,400	1,300
Property and equipment, net (includes $0.2 million from VIE as of March 31, 2013 and December 31, 2012)	12,004		13,073		200	200
Intangible assets, net (includes $2.8 million and $2.9 million from VIE as of March 31, 2013 and December 31, 2012)	23,097		93,982		2,800	2,900
Other assets (includes $1.5 million from VIE as of March 31, 2013 and December 31, 2012)	16,487		14,782		1,500	1,500
Accounts payable (includes $0.7 million from VIE as of March 31, 2013 and December 31, 2012)	38,235		37,786		700	700
Accrued liabilities (includes $0.5 million from VIE as of March 31, 2013 and December 31, 2012)	88,184		97,374		500	500
Deferred revenue and current portion of deferred government grant (includes $0.7 million from VIE as of March 31, 2013 and December 31, 2012)	9,028		12,626		700	700
Income tax liabilities (includes $0.9 million from VIE as of March 31, 2013 and December 31, 2012)	10,753		9,953		900	900
Other non-current liabilities (includes $4.8 million from VIE as of December 31, 2012)	$ 14,651		$ 21,703		$ 4,600	$ 4,800
Ordinary shares, par value (in pounds per share)		£ 0.05		£ 0.05
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, issued	66,164,433	66,164,433	65,622,141	65,622,141
Ordinary shares, outstanding	66,164,433	66,164,433	65,622,141	65,622,141